UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2008

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.1%)
	Advertising/Marketing Services (0.4%)
405,666	Interpublic Group of Companies, Inc. (The) *	$4,210,813
88,736	Omnicom Group, Inc.	4,267,314
		8,478,127
	Aerospace & Defense (1.8%)
43,898	Boeing Co. (The)	4,608,851
54,285	General Dynamics Corp.	4,585,454
67,957	Goodrich Corp.	4,636,706
45,417	L-3 Communications Holdings, Inc.	4,638,892
43,639	Lockheed Martin Corp.	4,734,395
56,612	Northrop Grumman Corp.	4,415,736
30,753	Precision Castparts Corp.	4,550,829
70,989	Raytheon Co.	4,530,518
63,341	Rockwell Collins, Inc.	4,626,427
		41,327,808
	Agricultural Commodities/Milling (0.2%)
134,260	Archer-Daniels-Midland Co.	4,441,321

	Air Freight/Couriers (0.6%)
83,476	C.H. Robinson Worldwide, Inc.	4,531,912
41,400	FedEx Corp.	4,336,650
59,452	United Parcel Service, Inc. (Class B)	4,464,845
		13,333,407
	Airlines (0.2%)
293,580	Southwest Airlines Co.	4,344,984

	Aluminum (0.2%)
116,520	Alcoa, Inc.	4,558,262

	Apparel/Footwear (1.1%)
93,279	Coach, Inc. *	4,409,298
206,948	Jones Apparel Group, Inc.	4,372,811
124,447	Liz Claiborne, Inc.	4,272,266
78,650	Nike, Inc. (Class B)	4,613,609
54,606	Polo Ralph Lauren Corp.	4,245,616
51,792	V.F. Corp.	4,182,204
		26,095,804
	Apparel/Footwear Retail (1.0%)
56,414	Abercrombie & Fitch Co. (Class A)	4,552,610
242,777	Gap, Inc. (The)	4,476,808
185,447	Limited Brands, Inc.	4,244,882
88,892	Nordstrom, Inc.	4,168,146
149,668	TJX Companies, Inc. (The)	4,350,849
		21,793,295
	Auto Parts: O.E.M. (0.4%)
45,573	Eaton Corp.	4,513,550
38,455	Johnson Controls, Inc.	4,541,920
		9,055,470
	Automotive Aftermarket (0.2%)
146,958	Goodyear Tire & Rubber Co. (The) *	4,468,993

	Beverages: Alcoholic (0.8%)
89,055	Anheuser-Busch Companies, Inc.	4,451,859
60,490	Brown-Forman Corp. (Class B)	4,531,306
187,256	Constellation Brands Inc. (Class A) *	4,533,468
45,767	Molson Coors Brewing Co. (Class B)	4,561,597
		18,078,230

	Beverages: Non-Alcoholic (0.8%)
79,638	Coca-Cola Co. (The)	4,576,796
185,712	Coca-Cola Enterprises Inc.	4,497,945
122,712	Pepsi Bottling Group, Inc. (The)	4,561,205
63,039	PepsiCo, Inc.	4,618,237
		18,254,183
	Biotechnology (1.2%)
78,109	Amgen Inc. *	4,418,626
66,828	Biogen Idec Inc. *	4,432,701
63,762	Celgene Corp. *	4,546,868
72,737	Genzyme Corp. *	4,506,785
112,223	Gilead Sciences, Inc. *	4,586,554
58,823	Millipore Corp. *	4,458,783
		26,950,317
	Broadcasting (0.2%)
122,113	Clear Channel Communications, Inc.	4,571,911

	Building Products (0.4%)
118,502	American Standard Companies, Inc.	4,221,041
179,465	Masco Corp.	4,158,204
1	WABCO Holdings Inc.	47
		8,379,292
	Cable/Satellite TV (0.4%)
179,465	Comcast Corp. (Class A) *	4,339,464
182,329	DIRECTV Group, Inc. (The) *	4,426,948
		8,766,412
	Casino/Gaming (0.4%)
51,944	Harrah’s Entertainment, Inc.	4,515,492
105,841	International Game Technology	4,561,747
		9,077,239
	Chemicals: Agricultural (0.2%)
57,144	Monsanto Co.	4,899,527

	Chemicals: Major Diversified (1.0%)
101,626	Dow Chemical Co. (The)	4,376,016
90,671	E.I. du Pont de Nemours & Co.	4,493,655
66,610	Eastman Chemical Co.	4,444,885
212,430	Hercules Inc.	4,465,279
79,906	Rohm & Haas Co.	4,448,367
		22,228,202
	Chemicals: Specialty (0.8%)
48,032	Air Products & Chemicals, Inc.	4,695,608
72,684	Ashland Inc.	4,376,304
55,799	Praxair, Inc.	4,673,724
95,535	Sigma-Aldrich Corp.	4,656,376
		18,402,012
	Coal (0.4%)
99,503	CONSOL Energy, Inc.	4,636,840
92,699	Peabody Energy Corp.	4,437,501
		9,074,341
	Commercial Printing/Forms (0.2%)
121,942	Donnelley (R.R.) & Sons Co.	4,458,200

	Computer Communications (0.8%)
268,226	Avaya Inc. *	4,549,113
139,428	Cisco Systems, Inc. *	4,616,461
125,621	Juniper Networks, Inc. *	4,598,985
336,515	QLogic Corp. *	4,526,127
		18,290,686
	Computer Peripherals (0.6%)
236,653	EMC Corp. *	4,922,382
112,584	Lexmark International, Inc. (Class A) *	4,675,614
159,014	Network Appliance, Inc. *	4,279,067
42,000	Seagate Technology Inc. (Escrow) (a) *	0
		13,877,063
	Computer Processing Hardware (1.0%)
31,231	Apple Inc. *	4,795,208
162,230	Dell Inc. *	4,477,548
89,126	Hewlett-Packard Co.	4,437,584
92,065	NCR Corp. *	4,584,837
794,271	Sun Microsystems, Inc. *	4,455,860
		22,751,037
	Construction Materials (0.2%)
49,342	Vulcan Materials Co.	4,398,839

	Containers/Packaging (0.9%)
82,301	Ball Corp.	4,423,679
143,464	Bemis Company, Inc.	4,176,237
151,426	Pactiv Corp. *	4,339,869
164,006	Sealed Air Corp.	4,191,993
81,504	Temple-Inland Inc.	4,289,556
		21,421,334
	Contract Drilling (1.0%)
77,247	ENSCO International Inc.	4,333,557
137,666	Nabors Industries, Ltd. (Bermuda) *	4,235,983
88,757	Noble Corp. (Cayman Islands)	4,353,531
118,863	Rowan Companies, Inc.	4,348,009
39,439	Transocean Inc. (Cayman Islands) *	4,458,579
		21,729,659
	Data Processing Services (1.5%)
85,866	Affiliated Computer Services, Inc. (Class A) *	4,313,908
93,791	Automatic Data Processing, Inc.	4,307,821
81,101	Computer Sciences Corp. *	4,533,546
249,350	Convergys Corp. *	4,328,716
94,943	Fidelity National Information Services, Inc.	4,212,621
86,840	Fiserv, Inc. *	4,416,682
103,672	Paychex, Inc.	4,250,552
209,786	Western Union Co. *	4,399,212
		34,763,058
	Department Stores (0.7%)
203,411	Dillard’s, Inc. (Class A)	4,440,462
71,077	Kohl’s Corp. *	4,074,844
129,343	Macy’s, Inc.	4,180,366
64,438	Penney (J.C.) Co., Inc.	4,083,436
		16,779,108
	Discount Stores (1.1%)
144,159	Big Lots, Inc. *	4,301,705
74,169	Costco Wholesale Corp.	4,551,752
157,900	Family Dollar Stores, Inc.	4,193,824
32,621	Sears Holdings Corp. *	4,149,391
68,599	Target Corp.	4,360,838
96,854	Wal-Mart Stores, Inc.	4,227,677
		25,785,187
	Drugstore Chains (0.4%)
119,046	CVS Caremark Corp.	4,717,793
99,175	Walgreen Co.	4,685,027
		9,402,820
	Electric Utilities (5.1%)
218,786	AES Corp. (The) *	4,384,471
84,021	Allegheny Energy, Inc. *	4,390,937
84,478	Ameren Corp.	4,435,095
97,754	American Electric Power Co., Inc.	4,504,504
259,445	CenterPoint Energy, Inc.	4,158,903
265,996	CMS Energy Corp.	4,474,053
95,860	Consolidated Edison, Inc.	4,438,318
50,835	Constellation Energy Group, Inc.	4,361,135
52,269	Dominion Resources, Inc.	4,406,277
91,498	DTE Energy Co.	4,432,163
240,059	Duke Energy Corp.	4,486,703
78,678	Edison International	4,362,695
41,094	Entergy Corp.	4,450,069
57,923	Exelon Corp.	4,365,077
69,595	FirstEnergy Corp.	4,408,147
71,371	FPL Group, Inc.	4,345,066
86,538	Integrys Energy Group, Inc.	4,433,342
93,434	PG&E Corp.	4,466,145
107,016	Pinnacle West Capital Corp.	4,228,202
91,647	PPL Corp.	4,243,256
94,473	Progress Energy, Inc.	4,426,060
50,584	Public Service Enterprise Group	4,450,886
121,585	Southern Co. (The)	4,411,104
268,693	TECO Energy, Inc.	4,414,626
66,238	TXU Corp.	4,535,316
204,519	Xcel Energy, Inc.	4,405,339
		114,417,889

	Electrical Products (0.6%)
85,780	Cooper Industries Ltd. (Class A) (Bermuda)	4,382,500
89,711	Emerson Electric Co.	4,774,419
157,842	Molex Inc.	4,250,685
		13,407,604
	Electronic Components (1.0%)
182,034	Jabil Circuit, Inc.	4,157,657
76,525	MEMC Electronic Materials, Inc. *	4,504,261
84,005	SanDisk Corp. *	4,628,675
1,278,950	Solectron Corp. *	4,987,905
128,067	Tyco Electronics Ltd. (Bermuda)	4,537,414
		22,815,912
	Electronic Equipment/Instruments (1.0%)
122,013	Agilent Technologies, Inc. *	4,499,839
319,625	JDS Uniphase Corp. *	4,781,590
64,354	Rockwell Automation, Inc.	4,473,247
151,239	Tektronix, Inc.	4,195,370
256,602	Xerox Corp. *	4,449,479
		22,399,525
	Electronic Production Equipment (0.8%)
211,433	Applied Materials, Inc.	4,376,663
78,788	KLA-Tencor Corp.	4,394,795
155,493	Novellus Systems, Inc. *	4,238,739
300,409	Teradyne, Inc. *	4,145,644
		17,155,841
	Electronics/Appliance Stores (0.5%)
96,520	Best Buy Co., Inc.	4,441,850
503,388	Circuit City Stores - Circuit City Group	3,981,799
195,252	RadioShack Corp. *	4,033,906
		12,457,555
	Electronics/Appliances (0.6%)
163,526	Eastman Kodak Co.	4,375,956
50,398	Harman International Industries, Inc.	4,360,435
46,457	Whirlpool Corp.	4,139,319
		12,875,710
	Engineering & Construction (0.2%)
31,897	Fluor Corp.	4,592,530

	Environmental Services (0.4%)
346,158	Allied Waste Industries, Inc. *	4,413,514
118,202	Waste Management, Inc.	4,460,943
		8,874,457
	Finance/Rental/Leasing (1.7%)
104,331	American Capital Strategies, Ltd.	4,458,064
62,067	Capital One Financial Corp.	4,123,111
107,042	CIT Group, Inc.	4,303,088
218,451	Countrywide Financial Corp.	4,152,754
191,242	Discover Financial Services	3,977,834
70,505	Fannie Mae	4,287,409
72,395	Freddie Mac	4,272,029
88,160	Ryder System, Inc.	4,319,840
88,674	SLM Corp.	4,404,438
		38,298,567
	Financial Conglomerates (1.2%)
76,011	American Express Co.	4,512,773
90,167	Citigroup, Inc.	4,208,094
91,621	JPMorgan Chase & Co.	4,198,074
93,574	Leucadia National Corp. *	4,512,138
75,134	Principal Financial Group, Inc.	4,740,204
47,667	Prudential Financial, Inc. *	4,651,346
		26,822,629

	Financial Publishing/Services (0.6%)
110,550	Equifax, Inc.	4,214,166
84,361	McGraw-Hill Companies, Inc. (The)	4,294,818
88,619	Moody’s Corp.	4,466,398
		12,975,382
	Food Distributors (0.2%)
130,084	SYSCO Corp.	4,629,690

	Food Retail (0.8%)
158,147	Kroger Co. (The)	4,510,352
134,425	Safeway Inc.	4,450,812
107,499	SUPERVALU, Inc.	4,193,536
100,011	Whole Foods Market, Inc.	4,896,539
		18,051,239
	Food: Major Diversified (1.4%)
121,012	Campbell Soup Co.	4,477,444
171,171	ConAgra Foods Inc.	4,472,698
76,996	General Mills, Inc.	4,466,538
98,164	Heinz (H.J.) Co.	4,535,177
80,434	Kellogg Co.	4,504,304
129,226	Kraft Foods Inc. (Class A)	4,459,589
270,794	Sara Lee Corp.	4,519,552
		31,435,302
	Food: Meat/Fish/Dairy (0.3%)
164,194	Dean Foods Co.	4,200,083
227,742	Tyson Foods, Inc. (Class A)	4,065,195
		8,265,278
	Food: Specialty/Candy (0.6%)
92,225	Hershey Foods Co. (The)	4,280,162
122,562	McCormick & Co., Inc. (Non-Voting)	4,408,555
71,564	Wrigley (Wm.) Jr. Co.	4,596,556
		13,285,273
	Forest Products (0.2%)
59,605	Weyerhaeuser Co.	4,309,441

	Gas Distributors (1.2%)
504,393	Dynegy, Inc. (Class A) *	4,660,591
101,202	Nicor Inc.	4,341,566
220,816	NiSource, Inc.	4,226,418
87,464	Questar Corp.	4,594,484
75,259	Sempra Energy	4,374,053
175,098	Spectra Energy Corp.	4,286,399
		26,483,511
	Home Building (0.9%)
157,668	Centex Corp.	4,189,239
303,818	D.R. Horton, Inc.	3,891,909
157,090	KB Home	3,936,675
169,188	Lennar Corp. (Class A)	3,832,108
265,089	Pulte Homes, Inc.	3,607,861
		19,457,792
	Home Furnishings (0.4%)
218,786	Leggett & Platt, Inc.	4,191,940
156,209	Newell Rubbermaid, Inc.	4,501,943
		8,693,883
	Home Improvement Chains (0.5%)
124,277	Home Depot, Inc. (The)	4,031,546
146,142	Lowe’s Companies, Inc.	4,094,899
68,370	Sherwin-Williams Co.	4,492,593
		12,619,038
	Hospital/Nursing Management (0.4%)
69,574	Manor Care, Inc.	4,480,566
1,206,713	Tenet Healthcare Corp. *	4,054,556
		8,535,122

	Hotels/Resorts/Cruiselines (1.0%)
91,516	Carnival Corp. + (Units) (Panama)	4,432,120
97,521	Hilton Hotels Corp.	4,533,751
98,944	Marriott International, Inc. (Class A)	4,301,096
72,916	Starwood Hotels & Resorts Worldwide, Inc.	4,429,647
133,453	Wyndham Worldwide Corp. *	4,371,920
		22,068,534
	Household/Personal Care (1.4%)
121,908	Avon Products, Inc.	4,575,207
71,607	Clorox Co. (The)	4,367,311
64,474	Colgate-Palmolive Co.	4,598,286
100,607	Estee Lauder Companies, Inc. (The) (Class A) *	4,271,773
86,109	International Flavors & Fragrances, Inc.	4,551,722
64,373	Kimberly-Clark Corp.	4,522,847
64,901	Procter & Gamble Co. (The)	4,565,136
		31,452,282
	Industrial Conglomerates (1.8%)
49,122	3M Co.	4,596,837
54,423	Danaher Corp.	4,501,326
109,176	General Electric Co. **	4,519,886
76,734	Honeywell International, Inc.	4,563,371
83,708	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	4,559,575
67,267	ITT Corp.	4,569,447
72,253	Textron, Inc.	4,494,859
96,266	Tyco International Ltd. (Bermuda)	4,268,434
56,698	United Technologies Corp.	4,563,055
		40,636,790
	Industrial Machinery (0.4%)
77,848	Illinois Tool Works Inc.	4,642,855
39,518	Parker Hannifin Corp.	4,419,298
		9,062,153
	Industrial Specialties (0.4%)
97,310	Ecolab Inc.	4,593,032
60,047	PPG Industries, Inc.	4,536,551
		9,129,583
	Information Technology Services (1.0%)
116,010	Citrix Systems, Inc. *	4,677,523
58,349	Cognizant Technology Solutions Corp. (Class A) *	4,654,500
195,430	Electronic Data Systems Corp.	4,268,191
38,564	International Business Machines Corp.	4,542,839
599,976	Unisys Corp. *	3,971,841
		22,114,894
	Insurance Brokers/Services (0.4%)
102,703	AON Corp.	4,602,121
172,526	Marsh & McLennan Companies, Inc.	4,399,413
		9,001,534
	Integrated Oil (1.0%)
47,485	Chevron Corp.	4,443,646
50,635	ConocoPhillips	4,444,234
48,787	Exxon Mobil Corp.	4,515,725
66,375	Hess Corp.	4,415,929
64,724	Murphy Oil Corp.	4,523,560
		22,343,094
	Internet Retail (0.4%)
49,327	Amazon.com, Inc. *	4,594,810
152,776	IAC/InterActiveCorp. *	4,532,864
		9,127,674
	Internet Software/Services (0.8%)
142,037	Akamai Technologies, Inc. *	4,080,723
8,042	Google Inc. (Class A) *	4,561,985
134,113	VeriSign, Inc. *	4,524,973
168,831	Yahoo! Inc. *	4,531,424
		17,699,105
	Investment Banks/Brokers (1.8%)
73,365	Ameriprise Financial, Inc.	4,630,065
36,514	Bear Stearns Companies, Inc. (The)	4,484,284
215,789	Charles Schwab Corp. (The)	4,661,042
8,275	CME Group Inc	4,860,321
316,617	E*TRADE Group, Inc. *	4,135,018
21,430	Goldman Sachs Group, Inc. (The)	4,644,738
68,323	Lehman Brothers Holdings Inc.	4,217,579
57,324	Merrill Lynch & Co., Inc.	4,086,055
66,478	Morgan Stanley	4,188,114
		39,907,216

	Investment Managers (1.2%)
118,607	Federated Investors, Inc. (Class B)	4,708,698
34,565	Franklin Resources, Inc.	4,407,037
158,910	Janus Capital Group, Inc.	4,493,975
52,248	Legg Mason, Inc.	4,403,984
83,600	Price (T.) Rowe Group, Inc.	4,655,684
67,297	State Street Corp.	4,586,964
		27,256,342
	Life/Health Insurance (1.2%)
81,556	AFLAC,Inc.	4,651,954
139,176	Genworth Financial Inc. (Class A)	4,276,878
67,099	Lincoln National Corp.	4,426,521
65,089	MetLife, Inc.	4,538,656
69,116	Torchmark Corp.	4,307,309
184,095	UnumProvident Corp.	4,504,805
		26,706,123
	Major Banks (2.4%)
87,891	Bank of America Corp.	4,418,281
102,539	Bank of New York Mellon Corp.	4,526,071
108,336	BB&T Corp.	4,375,691
79,878	Comerica, Inc.	4,096,144
242,848	Huntington Bancshares, Inc.	4,123,559
127,864	KeyCorp	4,133,843
164,573	National City Corp.	4,129,137
62,106	PNC Financial Services Group, Inc.	4,229,419
140,407	Regions Financial Corp.	4,139,198
55,034	SunTrust Banks, Inc.	4,164,423
135,134	U.S. Bancorp	4,395,909
85,306	Wachovia Corp.	4,278,096
124,269	Wells Fargo & Co.	4,426,462
		55,436,233
	Major Telecommunications (1.0%)
64,808	ALLTEL Corp.	4,515,821
105,890	AT&T Inc.	4,480,206
73,901	Embarq Corp.	4,108,896
229,204	Sprint Nextel Corp.	4,354,876
101,476	Verizon Communications, Inc.	4,493,357
		21,953,156
	Managed Health Care (1.2%)
86,043	Aetna, Inc.	4,669,554
85,181	CIGNA Corp.	4,539,295
75,196	Coventry Health Care, Inc. *	4,677,943
67,066	Humana, Inc. *	4,686,572
87,160	UnitedHealth Group Inc.	4,221,159
56,371	WellPoint Inc. *	4,448,799
		27,243,322
	Media Conglomerates (1.0%)
142,561	CBS Corp. (Class B)	4,490,671
130,159	Disney (Walt) Co. (The)	4,476,168
203,319	News Corp. (Class A)	4,470,985
236,807	Time Warner, Inc.	4,347,777
111,328	Viacom Inc. (Class B) *	4,338,452
		22,124,053
	Medical Distributors (0.8%)
94,524	AmerisourceBergen Corp.	4,284,773
67,890	Cardinal Health, Inc.	4,245,162
79,130	McKesson Corp.	4,652,053
117,401	Patterson Companies, Inc. *	4,532,853
		17,714,841
	Medical Specialties (3.4%)
130,235	Applera Corp. - Applied Biosystems Group	4,511,340
52,154	Bard (C.R.), Inc.	4,599,461
70,219	Bausch & Lomb, Inc.	4,494,016
79,329	Baxter International, Inc.	4,464,636
55,015	Becton, Dickinson & Co.	4,513,981
311,551	Boston Scientific Corp. *	4,346,136
100,796	Covidien Ltd.	4,183,034
110,407	Hospira, Inc. *	4,576,370
79,610	Medtronic, Inc.	4,490,800

112,142	Pall Corp.	4,362,324
155,401	PerkinElmer, Inc.	4,539,263
99,481	St. Jude Medical, Inc. *	4,384,128
66,218	Stryker Corp.	4,553,150
78,431	Thermo Fisher Scientific, Inc. *	4,527,037
112,540	Varian Medical Systems, Inc. *	4,714,301
66,857	Waters Corp. *	4,474,070
53,539	Zimmer Holdings, Inc. *	4,336,124
		76,070,171
	Miscellaneous Commercial Services (0.2%)
115,312	Cintas Corp.	4,278,075

	Miscellaneous Manufacturing (0.2%)
88,722	Dover Corp.	4,520,386

	Motor Vehicles (0.6%)
543,410	Ford Motor Co. *	4,613,551
128,893	General Motors Corp.	4,730,373
89,154	Harley-Davidson, Inc.	4,119,806
		13,463,730
	Multi-Line Insurance (0.8%)
64,438	American International Group, Inc.	4,359,231
47,466	Hartford Financial Services Group, Inc. (The)	4,392,978
91,717	Loews Corp.	4,434,517
73,831	SAFECO Corp. *	4,519,934
		17,706,660
	Office Equipment/Supplies (0.4%)
75,968	Avery Dennison Corp.	4,331,695
98,073	Pitney Bowes Inc.	4,454,476
		8,786,171
	Oil & Gas Pipelines (0.4%)
261,073	El Paso Corp.	4,430,409
134,473	Williams Companies, Inc. (The)	4,580,150
		9,010,559
	Oil & Gas Production (1.4%)
84,099	Anadarko Petroleum Corp.	4,520,321
50,715	Apache Corp.	4,567,393
126,646	Chesapeake Energy Corp.	4,465,538
53,089	Devon Energy Corp.	4,417,005
60,221	EOG Resources, Inc.	4,355,785
69,920	Occidental Petroleum Corp.	4,480,474
71,632	XTO Energy, Inc.	4,429,723
		31,236,239
	Oil Refining/Marketing (0.5%)
73,542	Marathon Oil Corp.	4,193,365
57,080	Sunoco, Inc.	4,040,122
63,362	Valero Energy Corp.	4,256,659
		12,490,146
	Oilfield Services/Equipment (1.4%)
49,636	Baker Hughes Inc.	4,485,605
159,650	BJ Services Co.	4,238,708
115,623	Halliburton Co.	4,439,923
31,140	National-Oilwell Varco, Inc. *	4,499,730
42,406	Schlumberger Ltd. (Netherlands Antilles)	4,452,630
60,858	Smith International, Inc.	4,345,261
64,920	Weatherford International Ltd. (Bermuda) *	4,361,326
		30,823,183
	Other Consumer Services (0.6%)
76,695	Apollo Group, Inc. (Class A) *	4,613,204
207,149	Block (H&R), Inc.	4,387,416
115,386	eBay Inc. *	4,502,362
		13,502,982
	Other Consumer Specialties (0.2%)
55,833	Fortune Brands, Inc.	4,549,831

	Packaged Software (2.0%)
107,354	Adobe Systems, Inc. *	4,687,076
92,437	Autodesk, Inc. *	4,619,077
142,969	BMC Software, Inc. *	4,464,922
173,546	CA Inc.	4,463,603
532,815	Compuware Corp. *	4,273,176
151,634	Intuit Inc. *	4,594,510
157,664	Microsoft Corp. **	4,644,781
585,633	Novell, Inc. *	4,474,236
204,798	Oracle Corp. *	4,433,877

233,585	Symantec Corp. *	4,526,877
		45,182,135
	Personnel Services (0.4%)
126,106	Monster Worldwide Inc. *	4,295,170
138,725	Robert Half International, Inc.	4,142,329
		8,437,499
	Pharmaceuticals: Generic Drugs (0.6%)
83,137	Barr Pharmaceuticals Inc. *	4,731,327
279,077	Mylan Laboratories, Inc.	4,454,069
142,067	Watson Pharmaceuticals, Inc. *	4,602,971
		13,788,367
	Pharmaceuticals: Major (1.6%)
82,724	Abbott Laboratories	4,435,661
155,294	Bristol-Myers Squibb Co.	4,475,573
78,159	Eli Lilly & Co.	4,449,592
69,157	Johnson & Johnson	4,543,615
86,907	Merck & Co., Inc.	4,492,223
174,189	Pfiezer, Inc. **	4,255,437
140,384	Schering-Plough Corp.	4,440,346
94,754	Wyeth	4,221,291
		35,313,738
	Pharmaceuticals: Other (0.6%)
71,930	Allergan, Inc.	4,637,327
115,033	Forest Laboratories, Inc. *	4,289,581
365,515	King Pharmaceuticals, Inc. *	4,283,836
		13,210,744
	Precious Metals (0.4%)
41,442	Freeport-McMoRan Copper & Gold, Inc.	4,346,851
94,691	Newmont Mining Corp.	4,235,528
		8,582,379
	Property - Casualty Insurers (1.4%)
76,063	ACE Ltd. (Cayman Islands)	4,607,136
76,661	Allstate Corp. (The)	4,384,243
86,208	Chubb Corp. (The)	4,624,197
102,031	Cincinnati Financial Corp.	4,418,963
221,845	Progressive Corp. (The)	4,306,011
86,226	Travelers Companies, Inc. (The)	4,340,617
58,106	XL Capital Ltd. (Class A) (Cayman Islands)	4,601,995
		31,283,162
	Publishing: Books/Magazines (0.2%)
78,295	Meredith Corp.	4,486,304

	Publishing: Newspapers (1.0%)
75,613	Dow Jones & Co., Inc.	4,514,096
95,069	Gannett Co., Inc.	4,154,515
216,246	New York Times Co. (The) (Class A)	4,273,021
101,537	Scripps (E.W.) Co. (Class A)	4,264,554
152,504	Tribune Co.	4,166,409
		21,372,595
	Pulp & Paper (0.4%)
125,586	International Paper Co.	4,504,770
138,905	MeadWestvaco Corp.	4,101,865
		8,606,635
	Railroads (0.8%)
54,781	Burlington Northern Santa Fe Corp.	4,446,574
107,573	CSX Corp.	4,596,594
86,743	Norfolk Southern Corp.	4,502,829
39,900	Union Pacific Corp.	4,511,094
		18,057,091
	Real Estate Development (0.2%)
147,667	CB Richard Ellis Group, Inc. (Class A) *	4,111,049

	Real Estate Investment Trusts (2.7%)
94,670	Apartment Investment & Management Co. (Class A)	4,272,457
76,137	Archstone-Smith Trust	4,578,879
36,930	AvalonBay Communities, Inc.	4,359,956
42,131	Boston Properties, Inc.	4,377,411
81,462	Developers Diversified Realty Corp.	4,551,282
102,533	Equity Residential	4,343,298
82,413	General Growth Properties, Inc.	4,418,985
192,758	Host Hotels & Resorts Inc.	4,325,490
98,416	Kimco Realty Corp.	4,449,387
100,056	Plum Creek Timber Co., Inc.	4,478,507
69,360	ProLogis	4,602,036
55,518	Public Storage, Inc.	4,366,491

45,094	Simon Property Group, Inc.	4,509,400
40,209	Vornado Realty Trust	4,396,854
		62,030,433
	Recreational Products (0.8%)
191,499	Brunswick Corp.	4,377,667
80,506	Electronic Arts Inc. *	4,507,531
154,174	Hasbro, Inc.	4,298,371
178,940	Mattel, Inc.	4,197,932
		17,381,501
	Regional Banks (1.5%)
118,202	Commerce Bancorp, Inc.	4,583,874
121,596	Fifth Third Bancorp	4,119,672
147,667	First Horizon National Corp.	3,936,802
41,854	M&T Bank Corp.	4,329,796
95,260	Marshall & Ilsley Corp.	4,169,530
68,766	Northern Trust Corp.	4,557,123
150,945	Synovus Financial Corp.	4,234,007
59,556	Zions Bancorporation	4,089,711
		34,020,515
	Restaurants (1.0%)
102,773	Darden Restaurants, Inc.	4,302,078
82,181	McDonald’s Corp.	4,476,399
163,943	Starbucks Corp. *	4,295,307
127,079	Wendy’s International, Inc.	4,436,328
131,374	Yum! Brands, Inc.	4,444,382
		21,954,494
	Savings Banks (0.5%)
301,037	Hudson City Bancorp, Inc.	4,629,949
238,388	Sovereign Bancorp, Inc.	4,062,132
116,440	Washington Mutual, Inc.	4,111,496
		12,803,577
	Semiconductors (2.8%)
338,281	Advanced Micro Devices, Inc. *	4,465,309
179,137	Altera Corp.	4,313,619
123,047	Analog Devices, Inc.	4,449,380
124,682	Broadcom Corp. (Class A) *	4,543,412
174,083	Intel Corp. **	4,501,786
128,598	Linear Technology Corp.	4,499,644
630,903	LSI Logic Corp. *	4,681,300
144,188	Maxim Integrated Products, Inc.	4,231,918
116,853	Microchip Technology Inc.	4,244,101
399,239	Micron Technology, Inc. *	4,431,553
169,959	National Semiconductor Corp.	4,609,288
130,575	NVIDIA Corp. *	4,732,038
122,980	Texas Instruments Inc.	4,499,838
167,604	Xilinx, Inc.	4,381,169
		62,584,355
	Services to the Health Industry (1.0%)
83,584	Express Scripts, Inc. *	4,665,659
148,097	IMS Health Inc.	4,537,692
58,028	Laboratory Corp. of America Holdings *	4,539,530
50,916	Medco Health Solutions Inc. *	4,602,297
79,483	Quest Diagnostics Inc.	4,591,733
		22,936,911
	Specialty Insurance (0.8%)
65,673	Ambac Financial Group, Inc.	4,131,488
82,271	Assurant, Inc.	4,401,499
71,297	MBIA Inc.	4,352,682
125,810	MGIC Investment Corp.	4,064,921
		16,950,590
	Specialty Stores (1.4%)
242,161	AutoNation, Inc. *	4,291,093
37,607	AutoZone, Inc. *	4,367,677
128,143	Bed Bath & Beyond Inc. *	4,372,239
219,010	Office Depot, Inc. *	4,515,986
134,500	OfficeMax Inc.	4,609,315
190,647	Staples, Inc.	4,097,004
86,773	Tiffany & Co.	4,542,567
		30,795,881
	Specialty Telecommunications (0.8%)
98,782	CenturyTel, Inc.	4,565,704
310,934	Citizens Communications Co.	4,452,575
480,631	Qwest Communications International, Inc. *	4,402,580
311,662	Windstream Corp.	4,400,667
		17,821,526

	Steel (0.6%)
42,156	Allegheny Technologies, Inc.	4,635,052
73,466	Nucor Corp.	4,369,023
41,743	United States Steel Corp.	4,422,253
		13,426,328
	Telecommunication Equipment (1.0%)
1	ADC Telecommunications, Inc. *	20
119,204	Ciena Corp. *	4,539,288
184,025	Corning Inc. *	4,536,216
251,268	Motorola, Inc.	4,655,996
108,158	QUALCOMM, Inc.	4,570,757
434,466	Tellabs, Inc. *	4,136,116
		22,438,393
	Tobacco (0.6%)
65,244	Altria Group, Inc.	4,536,415
71,067	Reynolds American, Inc.	4,519,151
86,799	UST, Inc.	4,305,230
		13,360,796
	Tools/Hardware (0.6%)
53,393	Black & Decker Corp.	4,447,637
91,268	Snap-On, Inc.	4,521,417
78,884	Stanley Works (The)	4,427,759
		13,396,813
	Trucks/Construction/Farm Machinery (1.0%)
57,619	Caterpillar Inc.	4,519,058
34,237	Cummins Inc.	4,378,570
30,578	Deere & Co.	4,538,387
50,056	PACCAR, Inc.	4,267,274
53,876	Terex Corp. *	4,796,042
		22,499,331
	Wholesale Distributors (0.4%)
89,090	Genuine Parts Co.	4,454,500
49,435	Grainger (W.W.), Inc.	4,507,978
		8,962,478
	Total Common Stocks (Cost $1,251,775,788)	2,206,305,980

NUMBER OF
SHARES (000)			VALUE
	Short-Term Investment (b) (1.8%)
	Investment Company
41,650	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $41,649,529)		41,649,529

	Total Investments (Cost $1,293,698,600) (c) (d)	99.9%	2,247,955,509
	Other Assets in Excess of Liabilities	0.1	1,669,449
	Net Assets	100.0%	$2,249,624,958

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $365,250.
+	Consist of one or more class of securities traded as a unit. Stocks with attached paired trust shares.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $60,963 for the period ended September 30, 2007.

(c)	Securities have been designated as collateral in an amount equal to $8,932,313 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $997,562,293 and the aggregate gross unrealized depreciation is $43,032,101, resulting in net unrealized appreciation of $954,530,192.

Futures Contracts Open at September 30, 2007

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

12	Long	S&P Midcap 400 Index December 2007	$5,359,800	$159,552

55	Long	S&P 500 Mini Index December 2007	4,229,775	132,325

		Total Unrealized Appreciation		$291,877

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007